AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
January 31, 2022 (Unaudited)

Shares	Security Description	Value
	PREFERRED STOCKS - 100.0%
	Communication Services - 6.7%
	AT&T, Inc.
129,545	5.350%, 11/01/2066	$3,296,920
80,800	5.625%, 08/01/2067	2,127,464
	Qwest Corporation
95,755	6.500%, 09/01/2056	2,413,984
64,657	6.750%, 06/15/2057	1,640,348
		9,478,716
	Consumer Discretionary - 1.2%
	Dillard's Capital Trust I
19,575	7.500%, 08/01/2038	538,117
	Fossil Group, Inc.
14,691	7.000%, 11/30/2026	373,152
	TravelCenters of America, Inc.
10,778	8.250%, 01/15/2028	279,473
11,758	8.000%, 12/15/2029	304,062
9,796	8.000%, 10/15/2030	249,994
		1,744,798
	Energy - 7.5%
	Altera Infrastructure LP
14,714	Series A, 7.250%, Perpetual	52,970
12,268	Series B, 8.500%, Perpetual	48,581
11,763	Series E, 8.875%, Perpetual (a)	47,170
	DCP Midstream LP
15,805	Series B, 7.875%, Perpetual (a)	386,590
10,796	Series C, 7.950%, Perpetual (a)	266,122
	Enbridge, Inc.
58,775	Series B, 6.375%, 04/15/2078 (a)	1,561,064
	Energy Transfer LP
44,097	Series C, 7.375%, Perpetual (a)	1,080,817
43,605	Series D, 7.625%, Perpetual (a)	1,070,503
78,372	Series E, 7.600%, Perpetual (a)	1,951,463
	NGL Energy Partners LP
30,825	Series B, 9.000%, Perpetual (a)	531,731
	NuStar Energy LP
22,208	Series A, 6.969%, Perpetual (a)	546,539
37,712	Series B, 7.625%, Perpetual (a)	828,910
16,908	Series C, 9.000%, Perpetual (a)	420,502
	NuStar Logistics LP
39,434	6.975%, 01/15/2043 (a)	994,131
	Teekay LNG Partners LP
12,246	9.000%, Perpetual	308,109
16,650	Series B, 8.500%, Perpetual (a)	427,073
		10,522,275
	Financials - 59.1% (b)
	ACRES Commercial Realty Corporation
11,764	8.625%, Perpetual (a)	295,276
	AGNC Investment Corporation
31,832	Series C, 7.000%, Perpetual (a)	799,620
23,037	Series D, 6.875%, Perpetual (a)	572,239
39,445	Series E, 6.500%, Perpetual (a)	991,253
56,340	Series F, 6.125%, Perpetual (a)	1,382,020
	Allstate Corporation
48,974	5.100%, 01/15/2053 (a)	1,233,165
	Annaly Capital Management, Inc.
70,540	Series F, 6.950%, Perpetual (a)	1,756,446
41,643	Series G, 6.500%, Perpetual (a)	1,030,248
43,339	Series I, 6.750%, Perpetual (a)	1,104,278
	Apollo Asset Management, Inc.
26,945	Series A, 6.375%, Perpetual	677,667
	Arbor Realty Trust, Inc.
19,721	Series F, 6.250%, Perpetual (a)	478,826
	Arch Capital Group, Ltd.
32,328	Series F, 5.450%, Perpetual	825,980
	Argo Group US, Inc.
14,084	6.500%, 09/15/2042	361,395
	Atlanticus Holdings Corporation
14,700	6.125%, 11/30/2026	367,353
	Axis Capital Holdings, Ltd.
53,883	Series E, 5.500%, Perpetual	1,349,769
	B. Riley Financial, Inc.
10,907	6.750%, 05/31/2024	278,128
13,964	6.375%, 02/28/2025	353,568
20,327	5.500%, 03/31/2026	511,834
16,377	6.500%, 09/30/2026	418,269
31,630	5.000%, 12/31/2026	782,843
22,539	6.000%, 01/31/2028	563,700
30,979	5.250%, 08/31/2028	767,660
	Bank of America Corporation
24,998	Series 2, 3.000%, Perpetual (a)	561,705
17,591	Series 4, 4.000%, Perpetual (a)	432,387
35,241	Series 5, 4.000%, Perpetual (a)	838,736
26,523	Series E, 4.000%, Perpetual (a)	634,695
87,750	Series K, 6.450%, 12/15/2066 (a)	2,343,803
71,375	Series HH, 5.875%, Perpetual	1,878,590
	Brighthouse Financial, Inc.
36,725	6.250%, 09/15/2058	968,805
	Charles Schwab Corporation
73,458	Series D, 5.950%, Perpetual	1,889,340
	Chimera Investment Corporation
14,214	Series A, 8.000%, Perpetual	359,188
31,834	Series B, 8.000%, Perpetual (a)	806,673
25,476	Series C, 7.750%, Perpetual (a)	634,607
19,596	Series D, 8.000%, Perpetual (a)	489,900
	Compass Diversified Holdings
9,813	Series A, 7.250%, Perpetual	247,484
	ConnectOne Bancorp, Inc.
11,263	Series A, 5.250%, Perpetual (a)	284,165
	Dynex Capital, Inc.
10,922	Series C, 6.900%, Perpetual (a)	275,234
	Ellington Financial, Inc.
11,250	6.750%, Perpetual (a)	282,375
11,752	Series B, 6.250%, Perpetual (a)	290,509
	Fifth Third Bancorp
19,598	Series A, 6.000%, Perpetual	501,709
	First Eagle Alternative Capital BDC, Inc.
10,936	5.000%, 05/25/2026	278,431
	First Republic Bank
19,591	Series H, 5.125%, Perpetual	494,869
29,375	Series I, 5.500%, Perpetual	769,625
	Franklin BSP Realty Trust, Inc.
25,304	Series E, 7.500%, Perpetual	633,359
	Gladstone Investment Corporation
12,538	5.000%, 05/01/2026	318,089
13,183	4.875%, 11/01/2028	332,607
	Global Indemnity Group, LLC.
12,752	7.875%, 04/15/2047	321,988
	Goldman Sachs Group, Inc.
62,694	Series A, 3.750%, Perpetual (a)	1,419,392
16,738	Series C, 4.000%, Perpetual (a)	386,648
112,830	Series D, 4.000%, Perpetual (a)	2,595,090
83,575	Series J, 5.500%, Perpetual (a)	2,187,158
	Granite Point Mortgage Trust, Inc.
19,082	Series A, 7.000%, Perpetual (a)	482,011
	Hartford Financial Services Group, Inc.
58,788	7.875%, 04/15/2042 (a)	1,497,330
	Huntington Bancshares, Inc.
17,149	Series C, 5.700%, Perpetual	438,328
	Invesco Mortgage Capital, Inc.
15,195	Series B, 7.750%, Perpetual (a)	369,543
28,182	Series C, 7.500%, Perpetual (a)	678,904
	KeyCorp
41,625	Series F, 5.650%, Perpetual	1,087,661
	Maiden Holdings, Ltd.
14,714	Series A, 8.250%, Perpetual	119,331
	Merchants Bancorp
12,263	Series B, 6.000%, Perpetual (a)	315,159
	MetLife, Inc.
58,770	Series A, 4.000%, Perpetual (a)	1,453,382
78,850	Series E, 5.625%, Perpetual	2,096,622
	MFA Financial, Inc.
19,595	Series B, 7.500%, Perpetual	491,051
26,955	Series C, 6.500%, Perpetual (a)	620,504
	Morgan Stanley
107,739	Series A, 4.000%, Perpetual (a)	2,563,111
	Navient Corporation
29,392	6.000%, 12/15/2043	725,395
	New Residential Investment Corporation
15,226	Series A, 7.500%, Perpetual (a)	380,955
27,671	Series B, 7.125%, Perpetual (a)	677,663
39,436	Series C, 6.375%, Perpetual (a)	889,282
45,545	Series D, 7.000%, Perpetual (a)	1,134,981
	New York Mortgage Trust, Inc.
15,017	Series D, 8.000%, Perpetual (a)	375,725
18,169	Series E, 7.875%, Perpetual (a)	455,497
12,252	Series F, 6.875%, Perpetual (a)	295,396
	Newtek Business Services Corporation
9,799	5.500%, 02/01/2026	248,895
	Oaktree Capital Group, LLC.
17,625	Series A, 6.625%, Perpetual	468,472
23,025	Series B, 6.550%, Perpetual	611,544
	PNC Financial Services Group, Inc.
146,928	Series P, 6.125%, Perpetual (a)	3,720,217
	Popular Capital Trust II
12,740	6.125%, 12/01/2034	324,106
	Prudential Financial, Inc.
55,350	5.625%, 08/15/2058	1,455,151
	Ready Capital Corporation
19,717	5.750%, 02/15/2026	504,163
10,048	6.200%, 07/30/2026	257,229
	Reinsurance Group of America, Inc.
39,195	6.200%, 09/15/2042 (a)	1,013,191
	RenaissanceRe Holdings, Ltd.
24,475	Series F, 5.750%, Perpetual	652,993
	SLM Corporation
9,847	Series B, 1.903%, Perpetual (a)	575,065
	Sterling Bancorp
13,225	Series A, 6.500%, Perpetual	340,279
	Stifel Financial Corporation
22,058	5.200%, 10/15/2047	552,994
	Synovus Financial Corporation
19,591	Series D, 6.300%, Perpetual (a)	501,334
	Truist Financial Corporation
16,909	Series I, 4.000%, Perpetual (a)	404,125
	Two Harbors Investment Corporation
14,075	Series A, 8.125%, Perpetual (a)	366,935
28,159	Series B, 7.625%, Perpetual (a)	696,091
28,900	Series C, 7.250%, Perpetual (a)	707,183
	US Bancorp
97,945	Series B, 3.500%, Perpetual (a)	2,237,064
56,325	Series K, 5.500%, Perpetual	1,463,887
	Unum Group
29,396	6.250%, 06/15/2058	767,236
	Valley National Bancorp
9,796	Series B, 5.500%, Perpetual (a)	243,920
	W.R. Berkley Corporation
18,125	5.700%, 03/30/2058	476,325
	Webster Financial Corporation
14,709	Series F, 5.250%, Perpetual	368,755
	Wells Fargo & Company
168,950	Series Q, 5.850%, Perpetual (a)	4,418,042
67,586	Series Y, 5.625%, Perpetual	1,719,388
	Western Alliance Bancorp
29,400	Series A, 4.250%, Perpetual (a)	741,468
		83,342,581
	Industrials - 3.4%
	Air Lease Corporation
24,475	Series A, 6.150%, Perpetual (a)	642,224
	Atlas Corporation
12,483	Series D, 7.950%, Perpetual	314,821
22,123	Series H, 7.875%, Perpetual	560,376
	Babcock & Wilcox Enterprises, Inc.
15,680	8.125%, 02/28/2026	403,603
14,854	6.500%, 12/31/2026	361,695
	Charah Solutions, Inc.
13,231	8.500%, 08/31/2026	310,796
	Fortress Transportation & Infrastructure Investors, LLC.
10,252	Series A, 8.250%, Perpetual (a)	267,987
12,107	Series B, 8.000%, Perpetual (a)	309,213
10,275	Series C, 8.250%, Perpetual (a)	280,302
	Pitney Bowes, Inc.
41,633	6.700%, 03/07/2043	1,011,682
	Steel Partners Holdings LP
15,512	Series A, 6.000%, 02/07/2026	368,100
		4,830,799
	Information Technology - 0.2%
	Synchronoss Technologies, Inc.
12,248	8.375%, 06/30/2026	274,355

	Real Estate - 12.2%
	American Homes 4 Rent
15,195	Series F, 5.875%, Perpetual	384,738
11,273	Series G, 5.875%, Perpetual	284,643
	Brookfield DTLA Fund Office Trust Investor, Inc.
23,834	Series A, 7.625%, Perpetual	286,008
	Cedar Realty Trust, Inc.
12,252	Series C, 6.500%, Perpetual	309,363
	City Office REIT, Inc.
10,980	Series A, 6.625%, Perpetual	275,159
	Digital Realty Trust, Inc.
19,595	Series J, 5.250%, Perpetual	493,990
	DigitalBridge Group, Inc.
21,894	Series H, 7.125%, Perpetual	548,663
33,796	Series I, 7.150%, Perpetual	862,812
30,875	Series J, 7.125%, Perpetual	791,944
	EPR Properties
14,708	Series G, 5.750%, Perpetual	360,493
	Federal Realty Investment Trust
14,715	Series C, 5.000%, Perpetual	370,524
	Gladstone Land Corporation
14,602	Series B, 6.000%, Perpetual	376,002
	Global Net Lease, Inc.
16,673	Series A, 7.250%, Perpetual	430,830
	iStar, Inc.
9,809	Series D, 8.000%, Perpetual	252,582
12,266	Series I, 7.500%, Perpetual	310,943
	Kimco Realty Corporation
22,041	Series L, 5.125%, Perpetual	562,046
25,911	Series M, 5.250%, Perpetual	665,135
	Monmouth Real Estate Investment Corporation
53,834	Series C, 6.125%, Perpetual	1,356,078
	National Storage Affiliates Trust
21,402	Series A, 6.000%, Perpetual	554,098
	Pebblebrook Hotel Trust
10,796	Series E, 6.375%, Perpetual	257,053
14,696	Series F, 6.300%, Perpetual	350,940
	Pennsylvania Real Estate Investment Trust
16,915	Series C, 7.200%, Perpetual	90,495
12,249	Series D, 6.875%, Perpetual	61,245
	PS Business Parks, Inc.
22,533	Series X, 5.250%, Perpetual	568,958
19,600	Series Y, 5.200%, Perpetual	498,820
	Public Storage
27,426	Series F, 5.150%, Perpetual	700,734
29,400	Series G, 5.050%, Perpetual	750,288
	SITE Centers Corporation
17,155	Series A, 6.375%, Perpetual	437,109
	SL Green Realty Corporation
22,541	Series I, 6.500%, Perpetual	588,095
	Spirit Realty Capital, Inc.
16,917	Series A, 6.000%, Perpetual	429,692
	UMH Properties, Inc.
24,207	Series C, 6.750%, Perpetual	618,731
18,930	Series D, 6.375%, Perpetual	489,908
	Urstadt Biddle Properties, Inc.
11,277	Series H, 6.250%, Perpetual	282,376
	Vornado Realty Trust
29,388	Series L, 5.400%, Perpetual	743,223
31,315	Series M, 5.250%, Perpetual	802,603
		17,146,321
	Utilities - 9.7%
	Alabama Power Company
24,488	Series A, 5.000%, Perpetual	632,035
	CMS Energy Corporation
19,589	5.625%, 03/15/2078	506,964
27,425	5.875%, 10/15/2078	731,973
	DTE Energy Company
39,197	Series E, 5.250%, 12/01/2077	1,012,850
	Duke Energy Corporation
48,975	5.625%, 09/15/2078	1,285,104
	Entergy Arkansas, LLC
40,166	4.875%, 09/01/2066	1,019,413
	Entergy Louisiana, LLC
26,447	Series, 4.875%, 09/01/2066	669,638
	Entergy Mississippi, LLC
25,483	4.900%, 10/01/2066	645,994
	Entergy New Orleans, LLC
10,784	5.500%, 04/01/2066	272,512
	Georgia Power Company
26,465	Series 2017, 5.000%, 10/01/2077	679,092
	SCE Trust II
21,555	5.100%, Perpetual	541,030
	SCE Trust III
26,936	Series H, 5.750%, Perpetual (a)	663,972
	SCE Trust IV
31,831	Series J, 5.375%, Perpetual (a)	781,451
	SCE Trust V
29,392	Series K, 5.450%, Perpetual (a)	736,270
	SCE Trust VI
46,533	5.000%, Perpetual	1,155,880
	Southern Company
44,073	5.250%, 12/01/2077	1,136,643
	Tennessee Valley Authority
22,727	Series A, 2.216%, 05/01/2029 (a)	579,539
25,085	Series D, 2.134%, 06/01/2028 (a)	643,179
		13,693,539
	TOTAL PREFERRED STOCKS (Cost $143,162,890)	141,033,384

	SHORT-TERM INVESTMENTS - 2.7%
3,845,663	Invesco Government & Agency Portfolio, Institutional Class - 0.03% (c)	3,845,663
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,845,663)	3,845,663
	TOTAL INVESTMENTS (Cost $147,008,553) - 102.7%	144,879,047
	Liabilities in Excess of Other Assets - (2.7)%	(3,802,352)
	NET ASSETS - 100.0%	$141,076,695

	Percentages are stated as a percent of net assets.

(a)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of January 31, 2022.

(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of January 31, 2022.

	The Global Industry Classifications Standard (GICS®) was developed by and/or is
	exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC
	(“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by
	the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

 Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Preferred Stocks	$141,033,384	$-	$-	$141,033,384
Short-Term Investments	3,845,663	-	-	3,845,663
Total Investments in Securities	$144,879,047	$-	$-	$144,879,047

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.